Details of Significant Accounts - Capital Surplus, schedule of capital surplus (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Details of Significant Accounts
Additional paid-in capital	$ 477,415	$ 477,734
Other:
Employees’ stock option cost	6,867	5,430
Retirement of treasury shares	27,371	27,235
Subtotal	34,238	32,665
Capital surplus	$ 511,653	$ 510,399